Share-based compensation	12 Months Ended
Dec. 31, 2023
Share-based compensation
Share-based compensation
21.	Share-based compensation

Share options

The Company offers a share option plan to directors, officers, management, employees and consultants.

The following table summarizes information about the movement of the share options outstanding under the Company’s plan:

	2023		2022
		Weighted		Weighted
		average		average
	Number of	exercise	Number of	exercise
	options	price	options	price
		$		$
Balance – Beginning of year	1,812,450	11.52	697,841	21.21
Granted	1,202,400	6.59	1,245,400	6.43
Forfeited	(314,773)	8.86	(130,791)	14.74
Balance – End of year	2,700,077	9.64	1,812,450	11.52
Options exercisable – End of year	735,050	14.18	205,229	21.32

The following table summarizes the share options outstanding as at December 31, 2023:

		Options outstanding		Options exercisable
			Weighted		Weighted
			average		average
	Exercise		remaining contractual		remaining contractual
Grant date	price	Number	life (years)	Number	life (years)
	$
December 22, 2020	22.86	320,032	1.98	217,391	1.98
February 5, 2021	24.30	10,533	2.10	3,511	2.10
June 23, 2021	21.30	157,086	2.48	107,079	2.48
August 16, 2021	16.89	31,199	2.63	20,801	2.63
November 12, 2021	16.20	37,894	2.87	25,266	2.87
June 30, 2022	6.49	748,233	3.50	266,766	3.50
November 18, 2022	6.28	282,700	3.88	94,236	3.88
April 3, 2023	6.59	1,112,400	4.26	-	-
	9.64	2,700,077	3.59	735,050	2.90

The options, when granted, are accounted for at their fair value determined by the Black-Scholes option pricing model based on the vesting period and on the following weighted average assumptions:

	2023	2022
Dividend per share	—	—
Expected volatility	66%	64%
Risk-free interest rate	3.2%	3.3%
Expected life	48 months	47 months
Weighted average share price	$6.59	$6.43
Weighted average fair value of options granted	$3.43	$3.27

The expected volatility is estimated by benchmarking with companies having businesses similar to Osisko Development. The historical volatility of the common share price of these companies was used for benchmarking back from the date of grant and for a period corresponding to the expected life of the options.

The fair value of the share options is recognized as compensation expense over the vesting period. During the year ended December 31, 2023, the total share-based compensation related to share options granted under the Osisko Development’s plan amounted to $4.2 million ($3.4 million for the year ended December 31, 2022).

Deferred and restricted share units (“DSU” and “RSU”)

The following table summarizes information about the DSU and RSU movements:

	2023		2022
	DSU(ii)	RSU	DSU(i)	RSU
Balance – Beginning of year	206,426	1,054,194	79,781	345,377
Granted	99,170	261,900	137,528	794,500
Settled	(10,883)	(95,459)	(10,883)	(49,118)
Forfeited	—	(142,350)	—	(36,565)
Balance – End of year	294,713	1,078,285	206,426	1,054,194
Balance – Vested	195,543	—	68,898	—
(i)	Unless otherwise decided by the board of directors of the Company, the DSU vest the day prior to the next annual general meeting and are payable in common shares, cash or a combination of common shares and cash, at the sole discretion of the Company, to each director when he or she leaves the board or is not re-elected. The value of the payout is determined by multiplying the number of DSU expected to be vested at the payout date by the closing price of the Company’s shares on the day prior to the grant date. The fair value is recognized over the vesting period. On the settlement date, one common share will be issued for each DSU, after deducting any income taxes payable on the benefit earned by the director that must be remitted by the Company to the tax authorities.

The total share-based compensation expense related to the Osisko Development’s DSU and RSU plans for year ended December 31, 2023 amounted to $4.0 million ($4.3 million for the year ended December 31, 2022).

Based on the closing price of the common shares at December 31, 2023 ($3.85), and considering a marginal income tax rate of 53.3%, the estimated amount that Osisko Development is expected to transfer to the tax authorities to settle the employees’ tax obligations related to the vested RSU and DSU to be settled in equity amounts to $0.4 million ($0.2 million as at December 31, 2022) and $2.8 million based on all RSU and DSU outstanding ($3.9 million as at December 31, 2022).